Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,577,639	5,577,639
Common stock, shares outstanding	5,173,431	5,246,903
Treasury stock, shares	404,208	330,736